Amortization Expense Related to Deferred Financing Fees (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Feb. 02, 2013	May 03, 2014 Subsequent Event Holdco notes
Debt Instrument [Line Items]
Deferred financing fees write off	$ 0.3	$ 1.6